FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
For the year ended September 30, 2025 and September 30, 2024, the Company recorded the following fair value changes related to its financial instruments:

	YEAR ENDED
	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Investment in Phylos	$(3,174)	$(3,227)
Investment in OBX	(374)	(164)
Investment in Sanity Group (convertible loan)	(4,399)	(2,253)
Investment in Sanity Group (common shares)	(1)	(247)
Top-up Rights	22,483	6,208
Commitment to fund third tranche of Phylos convertible loan	(357)	762
Commitment to issue Preferred Shares	(6,937)	7,189
Warrants	(2,266)	(26)
Preferred shares	22,530	(524)
	$27,505	$7,718

Disclosure of detailed information about aging of trade receivables
As of September 30, 2025 and September 30, 2024, the Company’s aging of trade receivables was as follows:

	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
0-90 days	$56,442	$32,349
More than 90 days	12,846	5,502
Gross trade receivables	$69,288	$37,851
Less: Expected credit losses and reserve for product returns and price adjustments	(5,703)	(5,196)
	$63,585	$32,655

Disclosure of detailed information about undiscounted cash flows contractual maturities
The Company is obligated to the following contractual maturities relating to their undiscounted cash flows as at September 30, 2025:

	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Accounts payable and accrued liabilities	$89,247	$89,247	$89,247	$—	$—	$—
Long-term debt	25	25	25	—	—	—
Lease obligations	8,727	11,298	1,584	3,159	2,939	3,616
	$97,999	$100,570	$90,856	$3,159	$2,939	$3,616